Annual Total Returns - Growth Opportunities Portfolio [BarChart] - 02.28 VIP Growth Opportunities Portfolio Initial/Service/Service Class 2 PRO-10 - Growth Opportunities Portfolio - VIP Growth Opportunities Portfolio-Initial VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	19.61%
Annual Return 2013	37.90%
Annual Return 2014	12.20%
Annual Return 2015	5.61%
Annual Return 2016	0.37%
Annual Return 2017	34.47%
Annual Return 2018	12.46%
Annual Return 2019	40.84%
Annual Return 2020	68.66%
Annual Return 2021	11.94%